INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

19. INCOME TAXES

The components of the income tax provision include the following. As the Company is domiciled in Canada, the Federal caption below represents the provision amount for Canada.

Thousands of United States dollars	For the year ended December 31, 2022	For the year ended December 31, 2021
Current
Canada	$-	$-
U.S. federal	-	-
U.S. state	-	1
Foreign	6	29
Total current tax expense	$6	$30

Deferred
Canada	$(11)	$-
U.S. federal	(1,055)	(96)
U.S. state	(316)	(32)
Foreign	(162)	-
Total deferred tax expense	$(1,544)	$(128)

Total income tax benefit	$(1,538)	$(98)

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% for the year ended December 31, 2022 and 2021 to the effective rate is as follows. As the Company is domiciled in Canada, the reconciliation is to the Company's home country income tax rate rather than the applicable statutory rates in the United States. The statutory tax rate as of December 31, 2022 in other countries relevant to the Company's subsidiaries include the following: United States 21%, Colombia 35%, Germany 27.73%, Denmark 22%, and United Kingdom 19%. The Colombian Government raised the corporate income tax rate from 30% to 35% during the tax year 2022.

	For the year ended December 31, 2022	For the year ended December 31, 2021
Statutory U.S. federal rate	26.5%	26.5%

Earnings in jurisdictions taxed at different rates	0.5%	0.6%
Impairments	-12.9%	0.0%
Stock based compensation	-1.7%	-1.7%
Loss on investments	0.0%	-3.0%
Valuation allowance	-12.3%	-20.7%
Other	2.7%	0.4%
Legal settlement	0.0%	-1.6%
	2.8%	0.5%

The Components of the Company's deferred income tax assets and liabilities at December 31, 2022 and 2021 are as follows:

Thousands of United States dollars	2022	2021
Deferred tax assets
Non-capital loss carryforwards	$20,240	$7,715
Share issuance costs	1,406	1,589
Unrealized gains (losses) on investments	823	-
Right of use assets	614	-
Other	677	-
Legal settlement	-	106
Allowance for doubtful accounts	-	106
Gross deferred tax assets	23,760	9,516
Valuation allowance	(20,909)	(8,286)
Total net deferred tax assets	2,851	1,230

Deferred tax liabilities
Intangible assets	4,094	2,741
Lease obligations	469	-
Total deferred tax liabilities	4,563	2,741

Net deferred tax liabilities	$(1,712)	$(1,511)

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying values of assets and liabilities. The Company's deferred tax asset valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on the tax loss carryforwards from operations in various jurisdictions. Current evidence does not suggest the Company will realize sufficient taxable income of the appropriate character within the carryforward period to allow the Company to realize the deferred tax benefits. If the Company were to identify and implement tax planning strategies to recover these deferred tax assets or generate sufficient income of the appropriate character in these jurisdictions in the future, it could lead to the reversal of these valuation allowances and income tax expense.

The Company asserts that the earnings of its foreign subsidiaries (outside Canada) will be indefinitely reinvested in those subsidiaries and earnings will not be repatriated. The Company may need to accrue and pay taxes if those earnings were repatriated to Canada. As at December 31, 2022, the amount of cash and cash equivalents related to foreign operations subject to these assertions is $3.8 million.

Unused loss carryforwards in Canada totaling $48.7 million expire beginning 2037. Unused loss carryforwards in Columbia totaling $6.5 million in Colombia expire beginning 2031. Unused loss carryforwards in the United States totaling $13.2 million have an indefinite carryforward period. Unused loss carryforwards in Denmark totaling $6.0 million expire beginning in 2039. Unused loss carryforwards in the Germany of $0.4 have an indefinite carryforward period. Deferred tax assets have not been recognized for legal entities where it is not probable that future taxable profit will be available against which the Company can use the benefits. Tax attributes are subject to review, and potential adjustment, by tax authorities. The tax years that remain subject to examination by significant tax jurisdictions of the Company as of December 31, 2022 are as follows: Canada 2019 to 2022, United States 2019 to 2022, Colombia 2019 to 2022, Germany 2018 to 2022, Denmark 2019 to 2022, and United Kingdom 2021 to 2022.

The amount of current income tax expense for the year ended December 31, 2022 was less than $0.1 million and deferred income tax benefit was $1.5 million within the consolidated statements of loss and comprehensive loss. The amount of current income tax expense recorded for the year ended December 31, 2021 was less than $0.1 million and deferred income tax benefit was $0.1 million.

The Company had no unrecognized income tax benefits because of uncertain income tax positions for the years ended December 31, 2022 and 2021.